Revenue from product sales (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of revenue [Abstract]
Disclosure of revenue

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
US Dollar million	Unaudited	Unaudited

Gold income (1)	2,491	2,144
Spot market sales	2,315	2,053
Concentrate sales (2)	176	91
By-products (1)	61	42
Revenue from product sales	2,552	2,186

(1) The disaggregation of revenue from contracts with customers by primary geographical region is described in the segmental reporting note.
(2) There have been no material provisional price adjustments for the six months ended 30 June 2024.